Property, plant and equipment, Reconciliations of Written Down Values (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	$ 15,935	$ 8,038
Additions	243,462	8,953
Disposals	(28)	(204)
Exchange differences	(4,125)	789
Impairment of assets		(432)
Depreciation expense (note 6)	(7,682)	(1,209)	$ (727)
Property, plant and equipment, ending balance	247,562	15,935	8,038
Land [Member]
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	403	166
Additions	1,466	229
Disposals	0	0
Exchange differences	(33)	8
Impairment of assets		0
Depreciation expense (note 6)	0	0
Property, plant and equipment, ending balance	1,836	403	166
Buildings [Member]
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	3,280	3,085
Additions	10,603	150
Disposals	0	0
Exchange differences	(330)	293
Impairment of assets		(79)
Depreciation expense (note 6)	(471)	(169)
Property, plant and equipment, ending balance	13,082	3,280	3,085
Plant and Equipment [Member]
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	2,687	1,275
Additions	844	1,371
Disposals	0	(2)
Exchange differences	(114)	161
Impairment of assets		0
Depreciation expense (note 6)	(217)	(118)
Property, plant and equipment, ending balance	3,200	2,687	1,275
Mining Hardware [Member]
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	3,921	3,512
Additions	168,899	1,653
Disposals	(28)	(202)
Exchange differences	(2,651)	233
Impairment of assets		(353)
Depreciation expense (note 6)	(6,994)	(922)
Property, plant and equipment, ending balance	163,147	3,921	3,512
Assets Under Construction [Member]
Reconciliations of Written Down Values of Property, Plant and Equipment [Abstract]
Property, plant and equipment, beginning balance	5,644	0
Additions	61,650	5,550
Disposals	0	0
Exchange differences	(997)	94
Impairment of assets		0
Depreciation expense (note 6)	0	0
Property, plant and equipment, ending balance	$ 66,297	$ 5,644	$ 0